EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Schedule of balance of liabilities for employee benefits

	December 31, 2025 (1)		December 31, 2024
Short term	Ps.	445,826	Ps.	441,644
Post-employment		362,588		405,240
Long term		181,082		180,545
Total	Ps.	989,496	Ps.	1,027,429

Plan Asset	Ps.	(1,744)	Ps.	(24,126)
Net employee benefits	Ps.	987,752	Ps.	1,003,303

(1) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

Schedule of post-employment benefit expense

	December 31, 2025		December 31, 2024
Defined contribution plan	Ps.	125,838	Ps.	116,145
Defined benefit plan		38,643		42,907
Total	Ps.	164,481	Ps.	159,052

Schedule of post-employment and long-term benefits movements

	Post-employment benefits						Long-term benefits
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2025		December 31, 2024		December 31, 2023
Balance at the beginning of the year	Ps.	405,240	Ps.	380,207	Ps.	349,587	Ps.	180,545	Ps.	159,329	Ps.	133,085
Service costs		2,278		1,260		1,494		17,676		15,905		14,765
Interests cost		36,365		39,008		41,076		16,318		15,439		16,699
Past Service Costs		—		—		(2,079)		—		4,795		10,063
	Ps.	443,883	Ps.	420,475	Ps.	390,078	Ps.	214,539	Ps.	195,468	Ps.	174,612
Actuarial Loss (Gain) arising from changes in demographic assumptions		—		95		(753)		—		1,010		(7,342)
Actuarial (Gain) Loss arising from changes in financial assumptions		(18,314)		2,309		26,832		(7,932)		2,036		473
Actuarial Loss arising from changes in the experience		8,294		40,293		27,472		5,105		9,812		17,313
	Ps.	(10,020)	Ps.	42,697	Ps.	53,551	Ps.	(2,827)	Ps.	12,858	Ps.	10,444
Payments to employees		(54,308)		(63,202)		(61,589)		(30,630)		(27,781)		(25,727)
Reclassification MFG operation (1)		(15,909)		—		—		—		—		—
Discontinued operations (2)		2,558		2,640		1,856		—		—		—
Effect of movements in exchange rates		(3,616)		2,630		(3,689)		—		—		—
Liability balance at the end of the year	Ps.	362,588	Ps.	405,240	Ps.	380,207	Ps.	181,082	Ps.	180,545	Ps.	159,329

Plan Assets
Balance at the beginning of the year plan assets	Ps.	(24,126)	Ps.	(17,024)	Ps.	(18,176)	Ps.	—	Ps.	—	Ps.	—
Interests income		(72)		(68)		(58)		—		—		—
Remeasurements on plan assets		3,773		(3,385)		(1,788)		—		—		—
Reclassification MFG operation (1)		15,909		—		—		—		—		—

	Post-employment benefits						Long-term benefits
	December 31, 2025		December 31, 2024		December 31, 2023		December 31, 2025		December 31, 2024		December 31, 2023
Discontinued operations (2)		(843)		(984)		(736)		—		—		—
Effect of movements in exchange rates		3,615		(2,665)		3,734		—		—		—
Balance at the end of the year plan assets	Ps.	(1,744)	Ps.	(24,126)	Ps.	(17,024)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	360,844	Ps.	381,114	Ps.	363,183	Ps.	181,082	Ps.	180,545	Ps.	159,329

(1) This corresponds to the reclassification to liabilities directly associated with non-current assets classified as held for sale of  Multi Financial Group operation as of December 31, 2025, see note 13.A.

(2) See note 13.B., "Discontinued operation related to Multi Financial Group".

Schedule of assumptions used to calculate the obligation projected for different post-employment benefits employees

Post-employment benefits (1)	December 31, 2025	December 31, 2024
Discount interest rate	11.24%	9.95%
Inflation rate	3.13%	2.95%
Salary growth rate	4.38%	3.73%
Pension growth rate	2.98%	3.00%

(1) Entities in Colombia and subsidiaries abroad participate.

Long-term benefits (1)	December 31, 2025	December 31, 2024
Discount interest rate	10.91%	9.95%
Inflation rate	3.00%	3.00%
Salary growth rate	4.26%	4.27%

(1) Only entities from Colombia participate.

Schedule of sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables

	-0.50 basic points				+0.50 basic points
At December 31, 2025	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	10,207	Ps.	3,683	Ps.	(9,676)	Ps.	(3,534)
Salaries growth rate		(1,323)		(4,497)		1,383		4,661
Retirement growth rate		(12,903)		N/A		8,082		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2024	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	12,270	Ps.	3,815	Ps.	(11,583)	Ps.	(3,642)
Salaries growth rate		(2,568)		(4,483)		2,693		4,759
Retirement growth rate		(11,323)		N/A		11,923		N/A

Schedule of future benefit payments projected, reflecting services

	Payments for post-		Payments for long-
Year	Employment benefits		term benefits
2026	Ps.	54,384	Ps.	28,832
2027		55,865		30,627
2028		55,288		27,637
2029		53,362		27,671
2030		53,698		25,911
Years 2031 - 2035		234,209		92,563
Total	Ps.	506,806	Ps.	233,241